ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

As of December 31, 2021 and 2020, the Company owed accounts payable and accrued expenses of $2,773,894 and $4,948,890, respectively. These are primarily comprised of payments to vendors, accrued interest on debt, and accrued legal bills.

	December 31, 2021	December 31, 2020
Accounts Payable	$623,557	$1,112,994
Credit Cards	126,063	-
Accrued Interest	1,880,066	3,691,688
Accrued Expenses	144,208	144,208
Total Accounts Payable and Accrued Expenses	$2,773,894	$4,948,890